RELATED PARTIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Share-based compensation	$ 31,283	$ 7,061
Other compensation and benefits	6,752	3,932
Compensation and benefits to key management personnel	$ 38,035	$ 10,993